Taxes on Income - Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax provision at the Federal statutory tax rate	$ 1,495	$ 30,868	$ 5,699
Unremitted earnings	(1,839)	1,841	(2,308)
Tax law changes / reform	823	1,955	(1,059)
U.S. tax on foreign operations	4,864	10,479	5,140
Pension settlement	0	0	(2,247)
Foreign derived intangible income	(917)	(8,698)	(7,339)
Non-deductible acquisition expenses	45	129	131
Withholding taxes	7,785	6,584	7,809
Foreign tax credits	(5,850)	(14,725)	(4,699)
Share-based compensation	1,234	600	335
Foreign tax rate differential	4,782	1,712	332
Research and development credit	(1,757)	(1,685)	(1,018)
Audit Settlements	2,697	1,378	807
Uncertain tax positions	(6,375)	519	1,990
State income tax provisions, net	432	(1,446)	(2,245)
Non-deductible meals and entertainment	146	426	290
Intercompany transfer of intangible assets	(1,932)	4,347	(4,384)
Goodwill Impairment	19,550	0	0
Miscellaneous items, net	(258)	655	(2,530)
Total	$ 24,925	$ 34,939	$ (5,296)